Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (5.2%)
	Steel Dynamics Inc.	3,007,618	213,390
	Reliance Steel & Aluminum Co.	1,045,548	182,354
*,1	Cleveland-Cliffs Inc.	8,069,933	108,702
	Alcoa Corp.	3,119,081	104,988
	Olin Corp.	2,389,079	102,444
	Ashland Inc.	844,739	80,225
	Valvoline Inc.	3,068,882	77,765
	Commercial Metals Co.	2,089,346	74,130
	UFP Industries Inc.	1,015,142	73,253
	Huntsman Corp.	2,968,252	72,841
	Timken Co.	1,146,251	67,675
	United States Steel Corp.	3,701,383	67,069
	Chemours Co.	2,689,132	66,287
*	Univar Solutions Inc.	2,892,698	65,780
	Element Solutions Inc.	4,041,555	65,756
	Cabot Corp.	976,456	62,386
	Mueller Industries Inc.	934,344	55,537
	Sensient Technologies Corp.	729,479	50,582
	Avient Corp.	1,577,450	47,797
	Boise Cascade Co.	685,277	40,747
	Hecla Mining Co.	9,375,068	36,938
	Innospec Inc.	429,122	36,763
	Stepan Co.	366,782	34,356
*	Arconic Corp.	1,776,935	30,279
	Scotts Miracle-Gro Co.	671,205	28,694
	Materion Corp.	355,235	28,419
	Minerals Technologies Inc.	564,194	27,877
	Carpenter Technology Corp.	839,454	26,141
	Tronox Holdings plc Class A	2,004,676	24,557
	Westlake Corp.	276,806	24,049
	Compass Minerals International Inc.	590,576	22,755
	Mativ Holdings Inc.	950,494	20,987
	Worthington Industries Inc.	514,383	19,618
	Kaiser Aluminum Corp.	276,504	16,963
*	Coeur Mining Inc.	4,366,589	14,934
	GrafTech International Ltd.	3,330,618	14,355
	Schnitzer Steel Industries Inc. Class A	424,473	12,080
	Ecovyst Inc.	1,301,875	10,988
	Koppers Holdings Inc.	348,996	7,252
			2,117,713

		Shares	Market Value ($000)
Consumer Discretionary (14.1%)
*	BJ's Wholesale Club Holdings Inc.	2,342,667	170,570
	Service Corp. International	2,597,302	149,968
	Aramark	4,467,998	139,402
	Williams-Sonoma Inc.	1,162,461	136,996
	Nielsen Holdings plc	4,364,657	120,988
	Tapestry Inc.	4,181,285	118,874
	H&R Block Inc.	2,771,461	117,898
*	Mattel Inc.	6,120,030	115,913
*	Wynn Resorts Ltd.	1,776,844	111,994
	Lithia Motors Inc. Class A	477,048	102,351
	Murphy USA Inc.	364,193	100,120
	Dick's Sporting Goods Inc.	915,950	95,845
	Polaris Inc.	980,865	93,820
*	Capri Holdings Ltd.	2,392,456	91,966
	Newell Brands Inc.	6,450,894	89,603
	Interpublic Group of Cos. Inc.	3,389,467	86,770
*	Alaska Air Group Inc.	2,194,989	85,934
*	Norwegian Cruise Line Holdings Ltd.	7,313,180	83,078
*	Terminix Global Holdings Inc.	2,106,837	80,671
	TEGNA Inc.	3,867,954	79,989
	Harley-Davidson Inc.	2,280,556	79,546
	Toll Brothers Inc.	1,893,568	79,530
*	AutoNation Inc.	776,215	79,073
	New York Times Co. Class A	2,726,515	78,387
	AMERCO	152,962	77,891
	Leggett & Platt Inc.	2,299,074	76,375
	Marriott Vacations Worldwide Corp.	613,207	74,725
*	Avis Budget Group Inc.	499,984	74,228
	Macy's Inc.	4,701,044	73,665
*	American Airlines Group Inc.	5,650,369	68,030
	Thor Industries Inc.	898,781	62,897
*,1	AMC Entertainment Holdings Inc. Class A	8,959,679	62,449
	Academy Sports & Outdoors Inc.	1,476,107	62,262
	Lear Corp.	514,810	61,618
	Bath & Body Works Inc.	1,880,876	61,317
*	Asbury Automotive Group Inc.	383,911	58,009
*,1	GameStop Corp. Class A	2,245,293	56,424
	Kohl's Corp.	2,228,155	56,038
	Wendy's Co.	2,946,290	55,066
	PVH Corp.	1,161,828	52,050
	Foot Locker Inc.	1,641,211	51,091
*,1	Hertz Global Holdings Inc.	3,126,251	50,895
*	Goodyear Tire & Rubber Co.	4,906,747	49,509
	Travel + Leisure Co.	1,381,769	47,146
*	Meritage Homes Corp.	634,794	44,607
	Penske Automotive Group Inc.	449,507	44,245
	Signet Jewelers Ltd.	764,806	43,739
*	Taylor Morrison Home Corp. Class A	1,875,075	43,727
	Carter's Inc.	643,720	42,183
	Hanesbrands Inc.	6,058,825	42,169
*	Coty Inc. Class A	6,555,924	41,433
*	Helen of Troy Ltd.	415,096	40,032
*	Victoria's Secret & Co.	1,294,173	37,686
*	JetBlue Airways Corp.	5,627,712	37,312
	Group 1 Automotive Inc.	259,828	37,122
	Gap Inc.	4,458,291	36,603
	Cracker Barrel Old Country Store Inc.	394,418	36,515

		Shares	Market Value ($000)
	KB Home	1,363,874	35,352
*	Light & Wonder Inc.	816,020	34,991
	Graham Holdings Co. Class B	63,771	34,308
	Rush Enterprises Inc. Class A	746,815	32,755
[1]	Nordstrom Inc.	1,937,849	32,420
	Kontoor Brands Inc.	958,576	32,218
	Ralph Lauren Corp. Class A	334,050	28,371
	Bloomin' Brands Inc.	1,544,328	28,308
	John Wiley & Sons Inc. Class A	726,944	27,304
*	Adtalem Global Education Inc.	744,198	27,126
	MDC Holdings Inc.	985,111	27,012
*	Tri Pointe Homes Inc.	1,758,854	26,576
	American Eagle Outfitters Inc.	2,654,965	25,833
	Dana Inc.	2,233,060	25,524
*	ODP Corp.	715,487	25,149
	Cheesecake Factory Inc.	858,779	25,145
*	Tenneco Inc. Class A	1,441,730	25,072
	PriceSmart Inc.	428,730	24,691
	Acushnet Holdings Corp.	554,236	24,104
	Strategic Education Inc.	383,765	23,567
	Oxford Industries Inc.	261,902	23,514
*	Central Garden & Pet Co. Class A	686,272	23,443
*	Sally Beauty Holdings Inc.	1,851,210	23,325
*	PowerSchool Holdings Inc. Class A	1,372,547	22,908
*	Cinemark Holdings Inc.	1,880,033	22,767
*	KAR Auction Services Inc.	2,004,789	22,394
*	National Vision Holdings Inc.	682,968	22,299
*	Under Armour Inc. Class A	3,260,019	21,679
	Laureate Education Inc. Class A	1,995,043	21,048
	Wolverine World Wide Inc.	1,362,748	20,973
*	Under Armour Inc. Class C	3,449,376	20,558
	MillerKnoll Inc.	1,312,740	20,479
*	Urban Outfitters Inc.	1,037,011	20,377
*	Knowles Corp.	1,586,366	19,306
[1]	Dillard's Inc. Class A	70,242	19,159
*	Brinker International Inc.	758,651	18,951
	HNI Corp.	679,678	18,018
	Spirit Airlines Inc.	942,127	17,731
	La-Z-Boy Inc.	744,894	16,812
	Buckle Inc.	520,333	16,474
	Steven Madden Ltd.	615,271	16,409
	Dine Brands Global Inc.	257,817	16,387
*	elf Beauty Inc.	431,267	16,224
	Sturm Ruger & Co. Inc.	305,558	15,519
	Rent-A-Center Inc.	875,475	15,330
	Designer Brands Inc. Class A	975,556	14,936
*	Stride Inc.	352,653	14,822
*	SkyWest Inc.	880,785	14,322
	Sonic Automotive Inc. Class A	330,008	14,289
*	iHeartMedia Inc. Class A	1,911,595	14,012
*	Lions Gate Entertainment Corp. Class B	2,004,440	13,931
[1]	Krispy Kreme Inc.	1,161,438	13,391
*	PROG Holdings Inc.	873,569	13,086
	Sinclair Broadcast Group Inc. Class A	717,623	12,982
*	Abercrombie & Fitch Co. Class A	829,548	12,899
*	American Axle & Manufacturing Holdings Inc.	1,887,463	12,891
*	Cars.com Inc.	1,116,036	12,834
	Monro Inc.	279,542	12,149

		Shares	Market Value ($000)
	Scholastic Corp.	393,649	12,109
*	Vista Outdoor Inc.	489,051	11,894
*	Udemy Inc.	973,463	11,769
	Qurate Retail Inc. Class A	5,816,856	11,692
	Inter Parfums Inc.	151,276	11,415
	Matthews International Corp. Class A	503,338	11,280
*	Hawaiian Holdings Inc.	844,585	11,106
*	GoPro Inc. Class A	2,240,835	11,047
*	G-III Apparel Group Ltd.	711,427	10,636
	Steelcase Inc. Class A	1,517,251	9,892
*	AMC Networks Inc. Class A	460,623	9,351
*	BJ's Restaurants Inc.	384,818	9,178
	Interface Inc. Class A	1,017,213	9,145
*	Clear Channel Outdoor Holdings Inc.	6,182,370	8,470
[1]	Guess? Inc.	566,790	8,315
*	Lions Gate Entertainment Corp. Class A	1,015,101	7,542
	Big Lots Inc.	477,280	7,450
	Caleres Inc.	302,119	7,317
*	Sleep Number Corp.	180,573	6,105
*	EW Scripps Co. Class A	525,543	5,923
	Rush Enterprises Inc. Class B	121,895	5,840
*	Zumiez Inc.	268,490	5,781
*	Central Garden & Pet Co.	152,111	5,482
*,1	SES AI Corp.	1,053,461	5,141
*	Genesco Inc.	112,574	4,426
*,1	Bowlero Corp.	336,804	4,146
	Smith & Wesson Brands Inc.	399,320	4,141
*	Life Time Group Holdings Inc.	419,724	4,092
	Global Industrial Co.	146,765	3,938
*,1	Cricut Inc. Class A	424,085	3,927
*	Children's Place Inc.	108,137	3,340
*	Cardlytics Inc.	272,013	2,557
	Aaron's Co. Inc.	253,373	2,463
*	WW International Inc.	457,291	1,797
[1]	Weber Inc. Class A	183,949	1,209
*	Traeger Inc.	254,193	717
			5,733,431
Consumer Staples (3.4%)
	Bunge Ltd.	2,633,950	217,485
*	Performance Food Group Co.	2,691,461	115,598
*	US Foods Holding Corp.	3,503,574	92,634
	Ingredion Inc.	1,078,937	86,876
	Flowers Foods Inc.	3,121,571	77,072
	Molson Coors Beverage Co. Class B	1,563,165	75,016
*	Hostess Brands Inc. Class A	2,368,467	55,043
*	Sprouts Farmers Market Inc.	1,864,956	51,753
*	Grocery Outlet Holding Corp.	1,510,912	50,298
	Lamb Weston Holdings Inc.	622,027	48,132
*	TreeHouse Foods Inc.	973,360	41,290
*	Post Holdings Inc.	467,039	38,255
*	Herbalife Nutrition Ltd.	1,873,102	37,256
*	United Natural Foods Inc.	1,012,318	34,793
	Edgewell Personal Care Co.	897,075	33,551
	Energizer Holdings Inc.	1,239,194	31,153
	Nu Skin Enterprises Inc. Class A	831,724	27,755
	Spectrum Brands Holdings Inc.	708,573	27,656
*	Hain Celestial Group Inc.	1,545,469	26,088
	Lancaster Colony Corp.	166,714	25,054

		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	908,108	23,620
[1]	B&G Foods Inc.	1,240,394	20,454
	Vector Group Ltd.	2,277,600	20,066
	Weis Markets Inc.	279,299	19,897
*	Pilgrim's Pride Corp.	827,364	19,046
	Universal Corp.	404,501	18,623
	Andersons Inc.	526,748	16,345
	Fresh Del Monte Produce Inc.	662,994	15,408
	Seaboard Corp.	4,004	13,624
*	Duckhorn Portfolio Inc.	697,689	10,068
	Utz Brands Inc.	594,800	8,981
	ACCO Brands Corp.	1,549,531	7,593
*,1	BRC Inc. Class A	341,474	2,640
*,1	Rite Aid Corp.	454,486	2,250
			1,391,373
Energy (6.5%)
*	First Solar Inc.	1,663,303	220,005
	Ovintiv Inc.	4,407,455	202,743
	APA Corp.	5,658,773	193,474
	Chesapeake Energy Corp.	1,989,706	187,450
*	Antero Resources Corp.	4,774,505	145,766
	HF Sinclair Corp.	2,629,814	141,589
	Marathon Oil Corp.	5,872,314	132,597
*	Southwestern Energy Co.	19,313,628	118,200
	NOV Inc.	6,812,810	110,231
	Range Resources Corp.	4,328,670	109,342
	Chord Energy Corp.	682,930	93,404
	Murphy Oil Corp.	2,560,765	90,062
	DT Midstream Inc.	1,676,765	87,007
*	PBF Energy Inc. Class A	1,886,935	66,345
	Helmerich & Payne Inc.	1,643,402	60,757
	Equitrans Midstream Corp.	7,507,266	56,154
	California Resources Corp.	1,307,788	50,258
	Antero Midstream Corp.	5,396,838	49,543
*	Peabody Energy Corp.	1,992,032	49,442
*	CNX Resources Corp.	3,123,244	48,504
	Arcosa Inc.	836,975	47,858
	Patterson-UTI Energy Inc.	3,762,695	43,948
	SM Energy Co.	1,061,837	39,936
[1]	Arch Resources Inc.	322,184	38,211
	Delek US Holdings Inc.	1,234,038	33,492
*	Transocean Ltd.	10,992,858	27,152
*,1	SunPower Corp.	1,113,568	25,657
	Warrior Met Coal Inc.	893,991	25,425
	World Fuel Services Corp.	1,018,041	23,863
*	NOW Inc.	1,918,719	19,283
	Archrock Inc.	2,694,350	17,298
	CVR Energy Inc.	525,131	15,218
*	NexTier Oilfield Solutions Inc.	1,799,360	13,315
*	ProPetro Holding Corp.	1,535,492	12,361
*	Permian Resources Corp. Class A	1,726,142	11,738
	Core Laboratories NV	799,401	10,776
*	MRC Global Inc.	1,377,153	9,902
*,1	Fluence Energy Inc. Class A	593,575	8,660
[1]	Crescent Energy Co. Class A	618,875	8,336
*	ProFrac Holding Corp. Class A	322,187	4,901

		Shares	Market Value ($000)
*,1	EVgo Inc.	595,725	4,712
*,1	OPAL Fuels Inc.	32,715	271
			2,655,186
Financials (22.6%)
	First Horizon Corp.	9,293,267	212,816
	First Citizens BancShares Inc. Class A	208,031	165,890
	Signature Bank	1,090,863	164,720
	East West Bancorp Inc.	2,441,807	163,943
	Comerica Inc.	2,267,970	161,253
	American Financial Group Inc.	1,255,059	154,284
	Reinsurance Group of America Inc.	1,161,962	146,186
	Webster Financial Corp.	3,046,842	137,717
	Assurant Inc.	922,728	134,045
	Zions Bancorp NA	2,607,097	132,597
	Cullen/Frost Bankers Inc.	1,000,995	132,352
	Commerce Bancshares Inc.	1,869,418	123,681
	Brown & Brown Inc.	1,958,369	118,442
	Unum Group	2,945,826	114,298
	Carlyle Group Inc.	4,390,100	113,440
	Invesco Ltd.	7,884,058	108,012
	RenaissanceRe Holdings Ltd.	757,446	106,338
	SouthState Corp.	1,311,332	103,753
	SEI Investments Co.	2,112,987	103,642
	Voya Financial Inc.	1,697,559	102,702
	Old Republic International Corp.	4,818,297	100,847
	Prosperity Bancshares Inc.	1,501,617	100,128
	First Financial Bankshares Inc.	2,347,237	98,185
	Glacier Bancorp Inc.	1,919,974	94,328
	Popular Inc.	1,300,017	93,679
	Starwood Property Trust Inc.	5,090,552	92,750
	Stifel Financial Corp.	1,747,597	90,718
	Synovus Financial Corp.	2,394,300	89,810
	Wintrust Financial Corp.	1,052,818	85,857
	Selective Insurance Group Inc.	1,045,917	85,138
	Old National Bancorp	5,077,413	83,625
	United Bankshares Inc.	2,333,317	83,416
	Jefferies Financial Group Inc.	2,820,235	83,197
	Valley National Bancorp	7,460,767	80,576
	Cadence Bank	3,163,544	80,386
	Primerica Inc.	649,197	80,143
	First American Financial Corp.	1,715,395	79,080
	Bank OZK	1,948,636	77,088
	RLI Corp.	747,266	76,505
	AGNC Investment Corp.	9,071,323	76,381
	Home BancShares Inc.	3,377,858	76,036
	Globe Life Inc.	760,233	75,795
	Affiliated Managers Group Inc.	662,711	74,124
	Hanover Insurance Group Inc.	556,130	71,262
	FNB Corp.	6,081,685	70,548
	MGIC Investment Corp.	5,262,007	67,459
	New York Community Bancorp Inc.	7,679,184	65,503
	Blackstone Mortgage Trust Inc. Class A	2,804,947	65,467
	Axis Capital Holdings Ltd.	1,321,364	64,945
	Hancock Whitney Corp.	1,412,298	64,697
	Umpqua Holdings Corp.	3,770,395	64,436
	First Interstate BancSystem Inc. Class A	1,575,089	63,555
	Essent Group Ltd.	1,774,430	61,874
	SLM Corp.	4,360,950	61,010

		Shares	Market Value ($000)
	Rithm Capital Corp.	8,096,283	59,265
[1]	Lazard Ltd. Class A	1,860,559	59,222
	Western Alliance Bancorp	892,713	58,687
	Lincoln National Corp.	1,329,886	58,395
	CVB Financial Corp.	2,304,277	58,344
	United Community Banks Inc.	1,748,547	57,877
	OneMain Holdings Inc.	1,930,732	56,995
	UMB Financial Corp.	670,495	56,516
	Independent Bank Corp. (Massachusetts)	756,590	56,389
	Community Bank System Inc.	932,292	56,012
	White Mountains Insurance Group Ltd.	42,383	55,226
	Eastern Bankshares Inc.	2,785,515	54,708
	First Hawaiian Inc.	2,216,000	54,580
*	Brighthouse Financial Inc.	1,245,775	54,092
	Radian Group Inc.	2,803,944	54,088
	Bank of Hawaii Corp.	697,399	53,086
	WSFS Financial Corp.	1,103,089	51,250
	Ameris Bancorp	1,143,422	51,122
*	Texas Capital Bancshares Inc.	865,832	51,110
	Pacific Premier Bancorp Inc.	1,648,335	51,032
	Associated Banc-Corp	2,478,335	49,765
	Assured Guaranty Ltd.	1,020,974	49,466
	Federated Hermes Inc. Class B	1,469,620	48,674
	FirstCash Holdings Inc.	651,301	47,773
	Cathay General Bancorp	1,227,998	47,229
	Janus Henderson Group plc	2,293,660	46,584
	BankUnited Inc.	1,352,679	46,221
	Simmons First National Corp. Class A	2,116,241	46,113
	PacWest Bancorp	2,039,410	46,091
	Fulton Financial Corp.	2,896,412	45,763
	Walker & Dunlop Inc.	545,351	45,662
	Kemper Corp.	1,105,125	45,597
	American Equity Investment Life Holding Co.	1,213,359	45,246
*	Mr Cooper Group Inc.	1,116,044	45,200
	Evercore Inc. Class A	542,012	44,580
	First Bancorp	3,253,847	44,513
	BOK Financial Corp.	471,032	41,856
	International Bancshares Corp.	969,579	41,207
	First Merchants Corp.	1,033,435	39,973
	Atlantic Union Bankshares Corp.	1,297,375	39,414
	Columbia Banking System Inc.	1,361,230	39,326
	Moelis & Co. Class A	1,109,030	37,496
	Independent Bank Group Inc.	605,584	37,177
	Jackson Financial Inc. Class A	1,321,817	36,680
	CNO Financial Group Inc.	1,987,574	35,717
	Banner Corp.	591,774	34,962
	Washington Federal Inc.	1,130,552	33,894
	First Financial Bancorp	1,564,822	32,986
	WesBanco Inc.	981,639	32,757
	Houlihan Lokey Inc. Class A	429,790	32,398
	Arbor Realty Trust Inc.	2,814,008	32,361
	Towne Bank	1,195,814	32,084
*	Axos Financial Inc.	929,517	31,817
	Park National Corp.	253,223	31,521
*	Genworth Financial Inc. Class A	8,716,352	30,507
*	Enstar Group Ltd.	179,771	30,487
	Piper Sandler Cos.	286,692	30,028
	Artisan Partners Asset Management Inc. Class A	1,108,529	29,853

		Shares	Market Value ($000)
*	Ryan Specialty Holdings Inc. Class A	725,542	29,472
	Flagstar Bancorp Inc.	876,928	29,289
	Trustmark Corp.	953,348	29,201
	TPG Inc. Class A	1,044,096	29,068
	Renasant Corp.	923,325	28,882
	Northwest Bancshares Inc.	2,096,055	28,318
	BancFirst Corp.	312,141	27,927
*	Cannae Holdings Inc.	1,317,912	27,228
	Navient Corp.	1,841,797	27,056
	NBT Bancorp Inc.	704,363	26,731
	Horace Mann Educators Corp.	707,797	24,978
	Eagle Bancorp Inc.	555,151	24,882
	Hope Bancorp Inc.	1,964,137	24,827
[1]	Claros Mortgage Trust Inc.	2,051,447	24,084
	Westamerica Bancorp	442,512	23,139
	Provident Financial Services Inc.	1,172,997	22,873
	City Holding Co.	244,313	21,668
*	PRA Group Inc.	640,802	21,057
	Chimera Investment Corp.	4,011,699	20,941
	OFG Bancorp	823,144	20,686
	Berkshire Hills Bancorp Inc.	750,978	20,502
	Apollo Commercial Real Estate Finance Inc.	2,455,433	20,380
	Two Harbors Investment Corp.	5,971,916	19,827
	Safety Insurance Group Inc.	242,343	19,765
	First Commonwealth Financial Corp.	1,535,483	19,716
	PennyMac Financial Services Inc.	454,052	19,479
[1]	Hilltop Holdings Inc.	782,362	19,442
	National Bank Holdings Corp. Class A	520,685	19,260
	Virtus Investment Partners Inc.	119,654	19,087
[1]	Compass Diversified Holdings	1,055,246	19,058
	Capitol Federal Financial Inc.	2,283,919	18,957
	S&T Bancorp Inc.	643,706	18,867
*	LendingClub Corp.	1,704,404	18,834
	PennyMac Mortgage Investment Trust	1,568,010	18,471
	ProAssurance Corp.	933,968	18,222
*	Encore Capital Group Inc.	392,608	17,856
	BGC Partners Inc. Class A	5,666,936	17,794
	Ladder Capital Corp. Class A	1,976,225	17,707
[1]	Franklin BSP Realty Trust Inc.	1,447,684	15,592
	Employers Holdings Inc.	448,962	15,485
*	Blucora Inc.	785,206	15,186
	Brookline Bancorp Inc.	1,260,925	14,690
	Tompkins Financial Corp.	200,451	14,557
*	Columbia Financial Inc.	669,667	14,150
	MFA Financial Inc.	1,762,103	13,709
	KKR Real Estate Finance Trust Inc.	839,066	13,635
	Mercury General Corp.	479,475	13,627
	Heartland Financial USA Inc.	313,340	13,586
	iStar Inc.	1,403,862	13,000
	Nelnet Inc. Class A	160,745	12,729
	Enact Holdings Inc.	563,191	12,486
	United Fire Group Inc.	415,557	11,939
	Kearny Financial Corp.	1,094,072	11,619
	Redwood Trust Inc.	2,014,441	11,563
	Broadmark Realty Capital Inc.	2,185,453	11,168
	Northfield Bancorp Inc.	754,812	10,801
	Argo Group International Holdings Ltd.	545,527	10,507
	WisdomTree Investments Inc.	2,154,808	10,084

		Shares	Market Value ($000)
*	Ambac Financial Group Inc.	778,217	9,922
	BrightSpire Capital Inc. Class A	1,563,029	9,863
	ARMOUR Residential REIT Inc.	1,984,829	9,666
	Central Pacific Financial Corp.	450,474	9,320
*	SiriusPoint Ltd.	1,585,187	7,847
	TPG RE Finance Trust Inc.	1,069,019	7,483
[1]	Invesco Mortgage Capital Inc.	568,960	6,315
	GCM Grosvenor Inc. Class A	728,247	5,746
	National Western Life Group Inc. Class A	32,655	5,577
*	World Acceptance Corp.	54,380	5,265
	Victory Capital Holdings Inc. Class A	207,394	4,834
[1]	UWM Holdings Corp. Class A	1,432,728	4,198
*	AssetMark Financial Holdings Inc.	189,785	3,471
	Granite Point Mortgage Trust Inc.	452,907	2,917
*,1	Bakkt Holdings Inc.	1,005,209	2,292
*,1	Hagerty Inc. Class A	178,538	1,605
	Associated Capital Group Inc. Class A	28,984	1,065
	loanDepot Inc. Class A	724,499	956
			9,209,619
Health Care (5.3%)
*	Molina Healthcare Inc.	503,500	166,074
*	United Therapeutics Corp.	788,646	165,127
*	Jazz Pharmaceuticals plc	1,031,750	137,522
*	Acadia Healthcare Co. Inc.	1,574,555	123,099
*	Karuna Therapeutics Inc.	463,921	104,350
	Organon & Co.	4,406,927	103,122
*	Tenet Healthcare Corp.	1,870,470	96,479
*	Envista Holdings Corp.	2,833,928	92,981
	Perrigo Co. plc	2,333,663	83,218
	Encompass Health Corp.	1,729,689	78,234
	Premier Inc. Class A	1,946,710	66,071
	DENTSPLY SIRONA Inc.	1,870,161	53,019
*	Elanco Animal Health Inc.	3,911,419	48,541
	Universal Health Services Inc. Class B	540,081	47,624
*	Prestige Consumer Healthcare Inc.	861,394	42,923
*	Syneos Health Inc.	892,794	42,095
*	agilon health Inc.	1,778,139	41,644
	Select Medical Holdings Corp.	1,743,577	38,533
*	Enovis Corp.	799,723	36,843
	Patterson Cos. Inc.	1,516,285	36,421
*	Integer Holdings Corp.	573,277	35,675
*	Mirati Therapeutics Inc.	433,288	30,261
	Owens & Minor Inc.	1,253,229	30,203
	Embecta Corp.	1,000,817	28,813
*	Myriad Genetics Inc.	1,331,183	25,399
*	Axsome Therapeutics Inc.	558,037	24,900
*	Iovance Biotherapeutics Inc.	2,594,828	24,858
*	Meridian Bioscience Inc.	756,850	23,863
*	Pediatrix Medical Group Inc.	1,387,137	22,902
*	Pacific Biosciences of California Inc.	3,502,652	20,333
*	Avanos Medical Inc.	804,536	17,523
*	Multiplan Corp.	6,095,247	17,432
*	NextGen Healthcare Inc.	941,687	16,668
*	Emergent BioSolutions Inc.	776,630	16,301
	Healthcare Services Group Inc.	1,281,697	15,496
	National HealthCare Corp.	241,714	15,310
*	Supernus Pharmaceuticals Inc.	443,336	15,007
*	Bridgebio Pharma Inc.	1,493,166	14,842

		Shares	Market Value ($000)
*	Varex Imaging Corp.	690,276	14,592
*	Madrigal Pharmaceuticals Inc.	221,683	14,407
*	Agios Pharmaceuticals Inc.	474,489	13,419
*	Brookdale Senior Living Inc.	3,093,358	13,209
*	Enhabit Inc.	858,807	12,058
*	Ligand Pharmaceuticals Inc.	138,655	11,940
*	Reata Pharmaceuticals Inc. Class A	463,147	11,639
*	NGM Biopharmaceuticals Inc.	695,808	9,101
*,1	Day One Biopharmaceuticals Inc.	349,820	7,007
*	OPKO Health Inc.	3,675,579	6,947
*	Kiniksa Pharmaceuticals Ltd. Class A	537,313	6,899
*,1	23andMe Holding Co.	2,136,061	6,109
*	Stoke Therapeutics Inc.	377,310	4,845
*	Amneal Pharmaceuticals Inc.	2,378,271	4,804
	Phibro Animal Health Corp. Class A	350,503	4,658
*	Immunovant Inc.	740,587	4,132
*	Atea Pharmaceuticals Inc.	644,300	3,666
*,1	Nuvalent Inc. Class A	186,070	3,617
*	Orthofix Medical Inc.	164,575	3,145
*	Allovir Inc.	322,384	2,544
*	ALX Oncology Holdings Inc.	157,439	1,507
*	Innovage Holding Corp.	176,329	1,037
*,1	P3 Health Partners Inc.	216,372	1,000
*	Invivyd Inc.	235,683	738
*	Aveanna Healthcare Holdings Inc.	397,468	596
*,1,2	Zogenix Inc. CVR	265,295	531
*,1	Bright Green Corp.	171,575	185
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
			2,164,038
Industrials (20.9%)
	IDEX Corp.	1,307,803	261,364
	Carlisle Cos. Inc.	896,368	251,351
	Booz Allen Hamilton Holding Corp. Class A	2,293,389	211,794
	Howmet Aerospace Inc.	6,479,413	200,408
	RPM International Inc.	2,235,858	186,269
	AECOM	2,421,079	165,529
	Regal Rexnord Corp.	1,152,067	161,704
*	Builders FirstSource Inc.	2,704,730	159,363
	Quanta Services Inc.	1,240,022	157,966
	Huntington Ingalls Industries Inc.	692,782	153,451
	Robert Half International Inc.	1,804,195	138,021
	Allegion plc	1,523,073	136,589
	Owens Corning	1,667,312	131,067
	Knight-Swift Transportation Holdings Inc. Class A	2,644,489	129,395
	Lincoln Electric Holdings Inc.	1,004,532	126,290
	Tetra Tech Inc.	924,032	118,766
	Pentair plc	2,849,892	115,791
	Sealed Air Corp.	2,516,133	111,993
	AptarGroup Inc.	1,132,219	107,595
	Graphic Packaging Holding Co.	5,333,830	105,290
*	WESCO International Inc.	880,553	105,120
	Donaldson Co. Inc.	2,129,321	104,358
	Hubbell Inc. Class B	465,220	103,744
	Sensata Technologies Holding plc	2,692,964	100,394
	AGCO Corp.	1,034,451	99,483
	Valmont Industries Inc.	370,065	99,407
	EMCOR Group Inc.	855,471	98,790
	MDU Resources Group Inc.	3,524,260	96,389

		Shares	Market Value ($000)
	Sonoco Products Co.	1,689,796	95,862
*	FTI Consulting Inc.	568,930	94,277
	ITT Inc.	1,433,596	93,671
	nVent Electric plc	2,886,589	91,245
	Western Union Co.	6,686,196	90,264
	Acuity Brands Inc.	567,246	89,324
*	Mohawk Industries Inc.	935,770	85,333
	Brunswick Corp.	1,289,446	84,394
*	XPO Logistics Inc.	1,894,866	84,359
*	Axalta Coating Systems Ltd.	3,822,777	80,508
	Oshkosh Corp.	1,133,271	79,658
	MSA Safety Inc.	644,540	70,435
	Applied Industrial Technologies Inc.	667,625	68,618
	Crane Holdings Co.	778,255	68,128
	Louisiana-Pacific Corp.	1,281,342	65,592
	Ryder System Inc.	843,561	63,680
*	Kirby Corp.	1,038,874	63,132
*	MasTec Inc.	982,664	62,399
*	Fluor Corp.	2,464,927	61,352
	Zurn Elkay Water Solutions Corp.	2,468,493	60,478
	Silgan Holdings Inc.	1,433,697	60,273
*	Middleby Corp.	467,436	59,911
	Watts Water Technologies Inc. Class A	473,641	59,551
	Triton International Ltd.	1,075,654	58,871
	ManpowerGroup Inc.	897,843	58,081
	MSC Industrial Direct Co. Inc. Class A	779,833	56,780
	Air Lease Corp. Class A	1,827,210	56,662
	Allison Transmission Holdings Inc.	1,669,732	56,370
*	Atkore Inc.	717,590	55,836
	HB Fuller Co.	922,371	55,434
	Flowserve Corp.	2,267,267	55,095
	GATX Corp.	612,500	52,154
*	Summit Materials Inc. Class A	2,049,651	49,110
*	Resideo Technologies Inc.	2,529,886	48,220
*	Atlas Air Worldwide Holdings Inc.	491,606	46,983
*	Beacon Roofing Supply Inc.	846,261	46,307
*	API Group Corp.	3,451,261	45,798
	Vontier Corp.	2,740,442	45,793
	Belden Inc.	753,369	45,217
	Korn Ferry	948,259	44,521
	Otter Tail Corp.	722,643	44,457
	ABM Industries Inc.	1,159,509	44,328
	UniFirst Corp.	262,159	44,103
	Albany International Corp. Class A	540,082	42,575
	Matson Inc.	676,743	41,633
*	SPX Technologies Inc.	743,460	41,054
	EnerSys	703,699	40,934
	Spirit AeroSystems Holdings Inc. Class A	1,819,650	39,887
	Hillenbrand Inc.	1,085,762	39,869
	Woodward Inc.	496,147	39,821
	Brink's Co.	818,433	39,645
*	Hub Group Inc. Class A	560,776	38,682
	Altra Industrial Motion Corp.	1,126,175	37,862
	Werner Enterprises Inc.	991,547	37,282
	Encore Wire Corp.	314,433	36,330
	EVERTEC Inc.	1,143,592	35,852
*	Alight Inc. Class A	4,836,650	35,453
	Moog Inc. Class A	503,110	35,394

		Shares	Market Value ($000)
	McGrath RentCorp	421,967	35,386
*	O-I Glass Inc.	2,695,102	34,902
	Terex Corp.	1,114,834	33,155
	ESCO Technologies Inc.	447,471	32,862
	Brady Corp. Class A	767,609	32,032
	EnPro Industries Inc.	360,056	30,598
	Trinity Industries Inc.	1,419,450	30,305
	Comfort Systems USA Inc.	309,623	30,136
*	ATI Inc.	1,124,622	29,926
	Esab Corp.	883,363	29,469
	ArcBest Corp.	403,329	29,334
	Kennametal Inc.	1,407,910	28,975
*	GMS Inc.	701,250	28,057
	ADT Inc.	3,710,986	27,795
*	Marqeta Inc. Class A	3,858,253	27,471
	Bread Financial Holdings Inc.	862,650	27,130
	Greif Inc. Class A	440,338	26,231
	Griffon Corp.	888,570	26,231
	Barnes Group Inc.	830,715	23,991
*	Huron Consulting Group Inc.	359,735	23,832
*	Dycom Industries Inc.	242,182	23,136
	Maxar Technologies Inc.	1,220,031	22,839
*	AAR Corp.	583,065	20,885
	Kforce Inc.	348,201	20,422
	Granite Construction Inc.	763,085	19,375
*	OSI Systems Inc.	263,499	18,988
*	Enovix Corp.	1,019,948	18,701
	TriMas Corp.	727,082	18,228
*	CoreCivic Inc.	2,035,992	17,998
*,1	Proterra Inc.	3,506,785	17,464
*	AvidXchange Holdings Inc.	2,052,176	17,279
	Standex International Corp.	207,145	16,913
*	Gates Industrial Corp. plc	1,710,372	16,693
*	Rocket Lab USA Inc.	4,058,870	16,520
*,1	Joby Aviation Inc.	3,688,711	15,972
*,1	Mirion Technologies Inc.	2,077,527	15,519
	International Seaways Inc.	429,295	15,081
	H&E Equipment Services Inc.	530,936	15,047
*	Green Dot Corp. Class A	790,825	15,010
	Primoris Services Corp.	921,032	14,967
	AZZ Inc.	408,551	14,916
	Apogee Enterprises Inc.	383,047	14,640
	TTEC Holdings Inc.	326,919	14,486
	Kaman Corp.	486,007	13,574
	Schneider National Inc. Class B	659,522	13,388
	Greenbrier Cos. Inc.	535,540	12,998
*	Payoneer Global Inc.	2,091,814	12,655
	Deluxe Corp.	747,620	12,448
	Wabash National Corp.	798,469	12,424
	Astec Industries Inc.	395,416	12,333
*	JELD-WEN Holding Inc.	1,385,670	12,125
*	ZipRecruiter Inc. Class A	722,890	11,928
*	First Advantage Corp.	928,352	11,911
	Heartland Express Inc.	817,531	11,699
	Quanex Building Products Corp.	575,941	10,459
*	TrueBlue Inc.	537,474	10,255
*	Conduent Inc.	2,813,446	9,397
	Enerpac Tool Group Corp. Class A	503,345	8,975

		Shares	Market Value ($000)
*	Thermon Group Holdings Inc.	579,381	8,928
	Kelly Services Inc. Class A	568,647	7,728
	Pitney Bowes Inc.	2,694,475	6,278
*	American Woodmark Corp.	142,783	6,262
*	Vivint Smart Home Inc.	913,945	6,014
	National Presto Industries Inc.	91,543	5,955
	REV Group Inc.	527,966	5,823
*	BrightView Holdings Inc.	723,843	5,747
	Pactiv Evergreen Inc.	613,925	5,360
	Greif Inc. Class B	75,953	4,618
*	Triumph Group Inc.	506,116	4,348
	Gorman-Rupp Co.	180,335	4,290
	Kronos Worldwide Inc.	398,342	3,721
	Hyster-Yale Materials Handling Inc.	158,046	3,400
*	Advantage Solutions Inc.	1,370,147	2,918
*,1	Microvast Holdings Inc.	1,301,623	2,356
*	Tutor Perini Corp.	355,782	1,964
			8,513,694
Real Estate (9.5%)
	Kimco Realty Corp.	10,723,827	197,426
	Gaming & Leisure Properties Inc.	4,225,333	186,929
	Life Storage Inc.	1,463,312	162,076
	STORE Capital Corp.	4,407,543	138,088
	Federal Realty Investment Trust	1,401,724	126,323
*	Jones Lang LaSalle Inc.	830,518	125,466
	Medical Properties Trust Inc.	10,378,712	123,092
	National Retail Properties Inc.	3,068,491	122,310
	Omega Healthcare Investors Inc.	4,056,325	119,621
	EastGroup Properties Inc.	754,877	108,959
	Apartment Income REIT Corp. Class A	2,671,980	103,192
	First Industrial Realty Trust Inc.	2,288,569	102,551
	Brixmor Property Group Inc.	5,193,100	95,917
	Agree Realty Corp.	1,383,567	93,501
	Regency Centers Corp.	1,483,143	79,867
	Rayonier Inc.	2,538,347	76,074
	Vornado Realty Trust	2,993,094	69,320
	Lamar Advertising Co. Class A	755,780	62,344
	Cousins Properties Inc.	2,625,982	61,317
	Physicians Realty Trust	3,924,810	59,029
	PotlatchDeltic Corp.	1,331,698	54,653
	Sabra Health Care REIT Inc.	4,007,399	52,577
	Douglas Emmett Inc.	2,898,228	51,965
	Apple Hospitality REIT Inc.	3,575,217	50,268
	Highwoods Properties Inc.	1,827,237	49,262
	EPR Properties	1,301,688	46,679
	Corporate Office Properties Trust	1,951,738	45,339
[1]	SL Green Realty Corp.	1,113,305	44,710
	Equity Commonwealth	1,834,595	44,691
	LXP Industrial Trust	4,858,580	44,505
	STAG Industrial Inc.	1,556,839	44,261
	Kilroy Realty Corp.	1,014,774	42,732
	National Health Investors Inc.	736,494	41,634
	Park Hotels & Resorts Inc.	3,516,910	39,600
	Outfront Media Inc.	2,569,168	39,026
	JBG SMITH Properties	1,979,911	36,787
	DigitalBridge Group Inc.	2,836,749	35,488
	Sunstone Hotel Investors Inc.	3,674,738	34,616
	SITE Centers Corp.	3,149,059	33,726

		Shares	Market Value ($000)
	Pebblebrook Hotel Trust	2,274,800	33,007
	Kennedy-Wilson Holdings Inc.	2,037,117	31,494
*	Cushman & Wakefield plc	2,734,180	31,306
	Phillips Edison & Co. Inc.	1,009,875	28,327
	Retail Opportunity Investments Corp.	2,048,266	28,184
	Macerich Co.	3,531,537	28,040
	Xenia Hotels & Resorts Inc.	1,989,696	27,438
	DiamondRock Hospitality Co.	3,650,782	27,417
	Washington REIT	1,512,636	26,562
	LTC Properties Inc.	701,085	26,256
	Urban Edge Properties	1,931,198	25,762
	Hudson Pacific Properties Inc.	2,329,158	25,504
	InvenTrust Properties Corp.	1,114,466	23,772
	Tanger Factory Outlet Centers Inc.	1,714,977	23,461
	Piedmont Office Realty Trust Inc. Class A	2,135,844	22,555
	American Assets Trust Inc.	838,289	21,561
	Alexander & Baldwin Inc.	1,258,936	20,873
	Acadia Realty Trust	1,643,146	20,736
	Brandywine Realty Trust	2,969,788	20,046
	Newmark Group Inc. Class A	2,458,319	19,814
	Broadstone Net Lease Inc.	1,264,646	19,640
	Global Net Lease Inc.	1,794,629	19,113
	Getty Realty Corp.	688,551	18,515
	Empire State Realty Trust Inc. Class A	2,815,073	18,467
	Apartment Investment & Management Co. Class A	2,501,770	18,263
	Centerspace	266,396	17,934
*	Howard Hughes Corp.	302,320	16,745
*	GEO Group Inc.	2,040,323	15,710
*	Anywhere Real Estate Inc.	1,880,628	15,252
*	Veris Residential Inc.	1,339,351	15,228
	CareTrust REIT Inc.	839,342	15,200
	Service Properties Trust	2,857,389	14,830
	Necessity Retail REIT Inc. Class A	2,309,299	13,579
	Office Properties Income Trust	838,854	11,786
*	Compass Inc. Class A	4,862,484	11,281
	RPT Realty	1,477,487	11,170
	Saul Centers Inc.	226,950	8,511
	Bridge Investment Group Holdings Inc. Class A	477,187	6,919
*,1	WeWork Inc.	2,455,547	6,507
	RMR Group Inc. Class A	271,193	6,425
	Industrial Logistics Properties Trust	1,132,709	6,230
	Summit Hotel Properties Inc.	897,875	6,034
	Urstadt Biddle Properties Inc. Class A	259,500	4,025
	Alexander's Inc.	17,723	3,703
*	Forestar Group Inc.	301,477	3,374
*	Seritage Growth Properties Class A	291,109	2,626
	Douglas Elliman Inc.	563,312	2,310
	Franklin Street Properties Corp.	804,297	2,115
	Diversified Healthcare Trust	2,068,660	2,048
	Urstadt Biddle Properties Inc.	22,687	358
*,2	Spirit MTA REIT	334,911	—
			3,871,934
Technology (6.0%)
	Jabil Inc.	2,145,013	123,789
*	Change Healthcare Inc.	4,266,984	117,299
*	CACI International Inc. Class A	405,815	105,942
	KBR Inc.	2,409,430	104,136
	Leidos Holdings Inc.	1,183,045	103,481

		Shares	Market Value ($000)
*	Arrow Electronics Inc.	1,112,043	102,519
*	DXC Technology Co.	3,984,431	97,539
	Science Applications International Corp.	965,256	85,358
	Concentrix Corp.	677,538	75,634
*	F5 Inc.	516,646	74,774
*	Synaptics Inc.	687,793	68,098
*	Cirrus Logic Inc.	970,140	66,746
	TD SYNNEX Corp.	748,029	60,732
	Avnet Inc.	1,642,055	59,311
	Dun & Bradstreet Holdings Inc.	4,516,692	55,962
*	Ziff Davis Inc.	778,923	53,341
*	Teradata Corp.	1,697,687	52,730
*	Insight Enterprises Inc.	609,225	50,206
*	Rambus Inc.	1,918,950	48,780
*	Sanmina Corp.	953,457	43,935
*	NCR Corp.	2,257,571	42,916
*	Super Micro Computer Inc.	765,960	42,181
*	Plexus Corp.	479,654	41,999
*	SentinelOne Inc. Class A	1,638,333	41,876
	Vishay Intertechnology Inc.	2,261,852	40,238
*	Covetrus Inc.	1,822,792	38,060
*	IAC Inc.	685,398	37,957
*	Verint Systems Inc.	1,119,374	37,589
*	NetScout Systems Inc.	1,175,420	36,814
	Amkor Technology Inc.	1,907,002	32,514
	Progress Software Corp.	752,214	32,007
*	Kyndryl Holdings Inc.	3,532,377	29,213
	CSG Systems International Inc.	527,619	27,901
	Azenta Inc.	648,973	27,815
*	Allscripts Healthcare Solutions Inc.	1,821,623	27,743
*	Parsons Corp.	627,147	24,584
	Xerox Holdings Corp.	1,876,305	24,542
	Adeia Inc.	1,726,162	24,408
*	CCC Intelligent Solutions Holdings Inc.	2,668,704	24,285
	Methode Electronics Inc.	604,318	22,450
*	TTM Technologies Inc.	1,591,960	20,982
*,1	C3.ai Inc. Class A	1,633,730	20,422
*	Blackbaud Inc.	459,774	20,258
	Benchmark Electronics Inc.	583,054	14,448
*	Allegro MicroSystems Inc.	579,873	12,670
*	Informatica Inc. Class A	616,151	12,366
*	ScanSource Inc.	435,391	11,499
*,1	Expensify Inc. Class A	708,789	10,547
*	Cerence Inc.	656,667	10,343
*	Squarespace Inc. Class A	434,522	9,281
*,1	Samsara Inc. Class A	705,204	8,512
*	Unisys Corp.	1,109,944	8,380
*	Olo Inc. Class A	841,364	6,647
*	Amplitude Inc. Class A	401,451	6,210
*	Couchbase Inc.	385,690	5,504
	SolarWinds Corp.	691,897	5,362
*	N-able Inc.	542,442	5,007
*,1	Rackspace Technology Inc.	1,090,017	4,447
*	AvePoint Inc.	1,043,427	4,184
	Ebix Inc.	213,415	4,048
*	Vertex Inc. Class A	293,569	4,013
[1]	Vivid Seats Inc. Class A	426,297	3,265
*	Nextdoor Holdings Inc.	930,353	2,596

		Shares	Market Value ($000)
*	SmartRent Inc. Class A	1,027,224	2,332
*,1	Groupon Inc. Class A	157,383	1,253
*,1	Avaya Holdings Corp.	602,083	957
*,1	BuzzFeed Inc.	271,289	423
			2,423,360
Telecommunications (1.1%)
*	Frontier Communications Parent Inc.	4,248,985	99,554
*	Iridium Communications Inc.	1,983,382	88,002
	Juniper Networks Inc.	2,796,859	73,054
*	Viavi Solutions Inc.	3,929,347	51,278
*	CommScope Holding Co. Inc.	3,424,519	31,540
	Telephone & Data Systems Inc.	1,751,429	24,345
*	Altice USA Inc. Class A	3,742,884	21,821
	InterDigital Inc.	513,287	20,747
	Shenandoah Telecommunications Co.	823,564	14,017
*,1	fuboTV Inc.	2,886,750	10,248
*	EchoStar Corp. Class A	583,432	9,609
*	NETGEAR Inc.	471,710	9,453
*	United States Cellular Corp.	272,868	7,103
			460,771
Utilities (5.2%)
	Atmos Energy Corp.	2,423,863	246,870
	Essential Utilities Inc.	4,089,928	169,241
	NRG Energy Inc.	4,076,398	156,004
	OGE Energy Corp.	3,468,268	126,453
	Pinnacle West Capital Corp.	1,958,323	126,331
	UGI Corp.	3,627,478	117,276
	National Fuel Gas Co.	1,585,305	97,575
	IDACORP Inc.	876,389	86,771
	Southwest Gas Holdings Inc.	1,100,942	76,791
	Black Hills Corp.	1,128,234	76,415
	South Jersey Industries Inc.	2,123,754	70,976
	PNM Resources Inc.	1,488,646	68,076
*	Stericycle Inc.	1,598,282	67,304
	Portland General Electric Co.	1,547,295	67,245
	ONE Gas Inc.	938,839	66,085
	New Jersey Resources Corp.	1,668,831	64,584
	Hawaiian Electric Industries Inc.	1,803,624	62,514
	Spire Inc.	865,217	53,929
	American States Water Co.	641,702	50,021
	ALLETE Inc.	990,218	49,560
	NorthWestern Corp.	974,557	48,026
	Avista Corp.	1,266,740	46,933
	MGE Energy Inc.	625,952	41,081
	Northwest Natural Holding Co.	595,222	25,821
	California Water Service Group	470,498	24,791
	Excelerate Energy Inc. Class A	353,461	8,271
*	Harsco Corp.	1,372,636	5,134
*,1	NuScale Power Corp.	126,674	1,480
			2,101,558
Total Common Stocks (Cost $38,139,356)			40,642,677

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4]	Vanguard Market Liquidity Fund (Cost $321,518)	2.828%	3,216,592	321,563
Total Investments (100.6%) (Cost $38,460,874)				40,964,240
Other Assets and Liabilities—Net (-0.6%)				(257,741)
Net Assets (100%)				40,706,499
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $294,174,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $320,145,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	782	65,289	(369)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bridgebio Pharma Inc.	8/31/23	BANA	3,150	(2.581)	—	(174)
SunPower Corp.	1/31/23	GSI	10,418	(2.998)	—	(1,373)
					—	(1,547)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	40,642,146	—	531	40,642,677
Temporary Cash Investments	321,563	—	—	321,563
Total	40,963,709	—	531	40,964,240

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	369	—	—	369
Swap Contracts	—	1,547	—	1,547
Total	369	1,547	—	1,916
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.